CRYPTOCURRENCY ASSETS	6 Months Ended
Jun. 30, 2021
CRYPTOCURRENCY ASSETS
Indefinite-lived Intangible Assets [Line Items]
CRYPTOCURRENCY ASSETS

6.    CRYPTOCURRENCY ASSETS

The amounts represented the cryptocurrencies held by the Group as of June 30, 2021. For the six months ended June 30, 2021, the Group generated cryptocurrencies through cryptocurrency mining business and the mining pool business. The movement of cryptocurrencies was as follows:

	For the six months
	ended June 30, 2021
	RMB	USD
Beginning balance	—	—
Receipts from issuance of ordinary shares for private placement	124,607	19,289
Cryptocurrencies acquired from the BTC.com Pool Business	516,686	79,981
Cryptocurrencies mined from mining pool business	2,727,684	422,236
Cryptocurrencies mined from mining business	73,051	11,314
Collection on behalf of a third party for promotion activities	14,737	2,282
Distribution to pool participants	(2,702,591)	(418,351)
Return of deposits	(95,467)	(14,786)
Payment of service expense and non-current assets	(4,440)	(688)
Disposal of cryptocurrencies	(184,422)	(28,563)
Others	(1,793)	(222)
Ending balance	468,052	72,492

Additional information on impairment of cryptocurrency assets was as follows:

	For the six months
	ended June 30, 2021
	RMB	USD
Beginning balance	—	—
Addition	(57,331)	(8,879)
Disposal	—	—
Ending balance	(57,331)	(8,879)
Effect of foreign exchange rate	71	11
Ending balance of cryptocurrency assets, net	410,792	63,624